Goodwill and intangible assets (Details 3) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leqvio [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 6.3	$ 6.8
Remaining amortisation period	11 years	12 years
Zolgensma [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 4.5	$ 5.2
Remaining amortisation period	6 years	7 years